Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Statutory reserve [member]	Investment Reserve [Member]	Complementary Minimum Dividend [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Dec. 31, 2020	R$ 15,000,000	R$ 1,417,072	R$ 6,751,258	R$ 26,376		R$ (401,002)	R$ 22,793,704
IfrsStatementLineItems [Line Items]
Net income for the year					2,305,869		2,305,869
Actuarial gains (losses)						447,376	447,376
Total comprehensive income for the year					2,305,869	447,376	2,753,245
Legal Reserve		115,293			(115,293)
Interest on capital (R$1.22433 per share)					(547,645)		(547,645)
Complementary minimum dividends of 2022, approved (R$0.11255 per share)				(26,376)			(26,376)
Complementary minimum dividends (R$ 0.21607 per share)				96,700	(96,700)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(41,069)			(41,069)
Transfer to investments reserve			1,546,231		(1,546,231)
Ending balance, value at Dec. 31, 2021	15,000,000	1,532,365	8,297,489	55,631		46,374	24,931,859
IfrsStatementLineItems [Line Items]
Net income for the year					3,121,267		3,121,267
Actuarial gains (losses)						131,269	131,269
Total comprehensive income for the year					3,121,267	131,269	3,252,536
Legal Reserve		156,063			(156,063)
Interest on capital (R$1.22433 per share)					(741,301)		(741,301)
Complementary minimum dividends of 2022, approved (R$0.11255 per share)				(55,631)			(55,631)
Complementary minimum dividends (R$ 0.21607 per share)				130,857	(130,857)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(53,930)			(53,930)
Transfer to investments reserve			2,093,046		(2,093,046)
Ending balance, value at Dec. 31, 2022	15,000,000	1,688,428	10,390,535	76,927		177,643	27,333,533
IfrsStatementLineItems [Line Items]
Net income for the year					3,523,531		3,523,531
Actuarial gains (losses)						(31,281)	(31,281)
Total comprehensive income for the year					3,523,531	(31,281)	3,492,250
Legal Reserve		176,177			(176,177)
Interest on capital (R$1.22433 per share)					(836,839)		(836,839)
Complementary minimum dividends of 2022, approved (R$0.11255 per share)				(76,927)			(76,927)
Complementary minimum dividends (R$ 0.21607 per share)				147,689	(147,689)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(54,641)			(54,641)
Transfer to investments reserve			2,362,826		(2,362,826)
Ending balance, value at Dec. 31, 2023	R$ 15,000,000	R$ 1,864,605	R$ 12,753,361	R$ 93,048		R$ 146,362	R$ 29,857,376